Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
10.
GOODWILL

The Company has one reporting unit and the changes in the carrying amount of goodwill from 2022 to 2023 was as follows:

	2022	2023	2023
	RMB	RMB	US$
Balance as of January 1	3,888,346	3,826,147	538,902
Disposal of subsidiaries or business	(62,199)	(5,324)	(750)
Balance as of December 31	3,826,147	3,820,823	538,152

The fair value of the Group exceeded its carrying value as of December 31, 2022 and 2023, respectively, and therefore the Group’s goodwill was not impaired.